Trade and other payables (Details) - GBP (£) £ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables
Trade payables	£ 9,573	£ 5,444
Accrued expenses	22,094	7,354
Amounts due to related parties	139	1,900
Social security and other taxes	1,230	879
Outstanding defined contribution pension costs	423	8
Total trade and other current payables	£ 33,459	15,585
Deferred fees and charges		£ 3,991